PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	June 30, 2021	December 31, 2020

Property and machinery	$8,266	$8,728
Fixtures, fittings and office equipment	292	294
Land and buildings	1,680	1,674
Total cost	10,238	10,696
Accumulated depreciation	(5,705)	(5,614)
Total property and equipment, net	$4,533	$5,082

Depreciation and related amortization expense was $625 and $645 for the six months ended June 30, 2021 and 2020, respectively. During the six months ended June 30, 2021, the Company disposed of gross property and equipment of $426, net of accumulated depreciation of $370, for a net loss of $56.